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[NATIONWIDE LOGO]

September 27, 2000

VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject:   Nationwide VL Separate Account-A of
           Nationwide Life and Annuity Insurance Company
           SEC File No. 333-27123
           CIK No. 0000865640

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VL Separate Account- A (the "Variable Account") and Nationwide Life and Annuity Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 5 to the Registration Statement for the Company and the Variable Account which became effective September 20, 2000.

Please contact the undersigned at (614) 249-6567 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE and ANNUITY INSURANCE COMPANY

/s/ Linda G. Barnes

Linda G. Barnes
Sr. Compliance Analyst